Geographic areas and major customers (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Sales	[1]	$ 82,738	$ 75,622	$ 73,298
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales		$ 16,320	$ 18,083	$ 24,512

[1]	Including sales to related parties in the amount of US$ 851 thousand, US$ 1,041 thousand and US$ 1,154 thousand in 2013, 2014 and 2015, respectively.